Federal home loan bank advances and other borrowings (Details Textual) (Detail) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	May 16, 2016	Jan. 31, 2016	Sep. 30, 2014
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Banks available and unused portion of borrowing agreement	$ 73,885,000	$ 73,885,000		$ 90,579,000	$ 66,459,000
Maximum month-end amounts outstanding		74,291,000	$ 63,974,000	67,474,000	58,891,000
Federal Home Loan Bank advances	60,491,000	60,491,000		59,291,000	58,891,000			$ 58,891,000
Line of credit facility, remaining borrowing capacity				$ 18,000	$ 18,000
Prepayment fees on advances	$ 104,000	$ 104,000
Weighted Average Rate	3.76%	3.76%		3.44%	0.00%	3.3366%	4.25%
Weighted average emaining term of Borrowings		2 years 7 months 2 days	8 years 3 months 26 days	8 years 3 months 26 days
Mortgage Loans on Real Estate
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Federal Home Loan Bank advances	$ 185,852,000	$ 185,852,000		$ 206,743,000
Stock Repurchase Program
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Line of credit facility, maximum borrowing capacity				3,000,000
Line of credit facility, remaining borrowing capacity	$ 3,000,000	$ 3,000,000		$ 3,000,000
Stock repurchase program, number of shares authorized to be repurchased	525,200	525,200		525,200
Stock repurchase program, authorized amount, percentage	10.00%	10.00%		10.00%
Common stock repurchased (in shares)		1,428		0
Term Loan
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Debt instrument, face amount						$ 11,000,000
Federal Home Loan Bank Advances
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Prepayment for FHLB advances	$ 9,830,000
Interest rate	2.10%	2.10%
Maturity period	13 years 2 months 1 day	13 years 2 months 1 day
Loans Payable
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Debt instrument, term		1 month
Weighted Average Rate	0.75%	0.75%